Noncontrolling Interest - Additional Information (Detail) - B2M Limited Partnership [Member] - CAD ($) $ in Millions	Dec. 17, 2014	Dec. 16, 2014
Noncontrolling Interest [Line Items]
Business combination assets transferred		$ 526
Debt [Member]
Noncontrolling Interest [Line Items]
Business combination assets transferred		$ 316
Business combination percentage transferred		60.00%
Equity [Member]
Noncontrolling Interest [Line Items]
Business combination assets transferred		$ 210
Business combination percentage transferred		40.00%
Saugeen Ojibway Nation (SON) [Member]
Noncontrolling Interest [Line Items]
Percentage of common shares acquired	34.20%
Business acquisition, consideration paid	$ 72
Class A Units [Member] | Saugeen Ojibway Nation (SON) [Member]
Noncontrolling Interest [Line Items]
Capital units in initial investment	50
Class B Units [Member] | Saugeen Ojibway Nation (SON) [Member]
Noncontrolling Interest [Line Items]
Capital units in initial investment	$ 22